Fair Value Of Financial Instruments (Schedule Of Assets And Liabilities Measured At Fair Value) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Trading securities	$ 1,552	$ 1,666
short term investments	1,339
Hedging derivatives	292
Fair value of embedded currency conversion derivatives	691	797
Total	16,546	19,561
Fair value of embedded currency conversion derivatives	682	1,970
Fair Value Level 1 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Trading securities	1,552	1,666
short term investments	1,339
Total	15,563	18,764
Fair Value Level 2 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Hedging derivatives	292
Fair value of embedded currency conversion derivatives	691	797
Total	983	797
Fair value of embedded currency conversion derivatives	682	1,970
Corporate Debentures [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Available-for-sale securities	11,014	14,239
Corporate Debentures [Member] | Fair Value Level 1 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Available-for-sale securities	11,014	14,239
US Agency And Other Governmental Debentures- Current [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Available-for-sale securities	1,658	2,859
US Agency And Other Governmental Debentures- Current [Member] | Fair Value Level 1 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Available-for-sale securities	$ 1,658	$ 2,859